Net Fee and Commission Income (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Net Fee and Commission Income

Net fee and commission income for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Fee and commission income from:
Loans	¥118,225	¥120,998	¥128,305
Credit card business	290,034	289,509	261,253
Guarantees	63,112	62,934	58,221
Securities-related business	142,870	147,016	146,655
Deposits	12,650	16,169	15,929
Remittances and transfers	139,625	140,621	138,029
Safe deposits	4,546	5,224	5,414
Trust fees	4,629	3,854	3,607
Investment trusts	127,762	154,419	126,590
Agency	11,417	16,577	16,753
Others	186,907	174,043	165,656

Total fee and commission income	1,101,777	1,131,364	1,066,412

Fee and commission expense from:
Remittances and transfers	42,150	40,214	39,419
Guarantees	1,572	3,750	3,434
Others	134,629	134,903	138,720

Total fee and commission expense	178,351	178,867	181,573

Net fee and commission income	¥923,426	¥952,497	¥884,839